LEASES	12 Months Ended
Dec. 31, 2023
LEASES [Abstract]
LEASES
20. LEASES
As of December 31, 2023, the Company’s lease portfolio consisted of operating and finance leases, in which the Company is the lessee, primarily for real estate property for offices around the world. In addition, the Company has various live event production service arrangements that contain operating and finance equipment leases. The Company’s real estate leases have remaining lease terms of approximately one year to 27 years, some of which include one or more options to renew. These renewal terms can extend the lease term and are included in the lease term when it is reasonably certain that the Company will exercise the option. The Company’s equipment leases, which are included as part of various operating service arrangements, generally have remaining lease terms of approximately one year
to
eight
years. Generally, no covenants are imposed by the Company’s lease agreements.

Quantitative Disclosures Related to Leases
The following table provides quantitative disclosure about the Company’s operating and finance leases for the periods presented (dollars in thousands):

	Year Ended December 31,
	2023	2022
Lease costs
Finance lease costs:
Amortization of right-of-use assets	$7,227	$1,200
Interest on lease liabilities	6,997	900
Operating lease costs	16,725	10,658
Other short-term and variable lease costs	1,480	936

Total lease costs	$32,429	$13,694

Other information
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from finance leases	$8,072	$1,756
Operating cash flows from operating leases	$15,867	$11,783
Finance cash flows from finance leases	$938	$—
Right-of-use assets obtained in exchange for new finance lease liabilities (1)	$257,359	$—
Right-of-use assets obtained in exchange for new operating lease liabilities (1)	$24,356	$15,528

	As of December 31,
	2023	2022
Weighted-average remaining lease term (in years) - finance leases	24.3	6.7
Weighted-average remaining lease term (in years) - operating leases	6.1	6.9
Weighted-average discount rate - finance leases	8.2%	10.2%
Weighted-average discount rate - operating leases	6.7%	6.5%

(1)	The amounts for the year ended December 31, 2023 are primarily related to the assets acquired in the Transactions as discussed in Note 4, Acquisition of WWE .
Maturity of lease liabilities as of December 31, 2023 were as follows (in thousands):

	Operating Leases	Finance Leases
2024	$21,846	$30,625
2025	19,223	27,622
2026	17,435	30,207
2027	13,539	21,091
2028	6,682	19,536
Thereafter	21,580	498,572

Total future minimum lease payment	100,305	627,653
Less: imputed interest	(18,631)	(363,744)

Present value of future minimum lease payments	$81,674	$263,909
Less: current portion of operating lease liabilities	(17,089)	(10,299)

Long-term operating lease liabilities	$64,585	$253,610